ACQUISITIONS	6 Months Ended
Jun. 30, 2014
ACQUISITIONS
3.	ACQUISITIONS

Vapestick Holdings Limited

On January 9, 2014, the Company completed its acquisition of Vapestick.

The assets and liabilities of Vapestick shown below are based on preliminary estimates of their acquisition date fair values. The following is the Company’s assignment of the aggregate consideration:

Estimated Fair Value of Consideration Transferred
Cash	$5,804,240
Issuance of shares of common stock	48,974,558

$54,778,798
Assets Acquired and Liabilities Assumed
Cash	$136,165
Accounts receivable	212,331
Inventory	234,656
Prepaids and other current assets	100,548
Furniture and equipment	47,772
Tradename	6,591,000
Customer relationships	4,098,000
Accounts payable and accrued expenses	(221,210)
Revolving line of credit	(330,322)
Long-term debt	(45,577)
Deferred tax liability	(2,513,440)
Other liabilities	(72,994)

Total identifiable net assets	8,236,929
Goodwill	46,541,869

Total fair value of consideration	$54,778,798

FIN Electronic Cigarette Corporation, Inc.

On February 28, 2014, the Company completed its acquisition of FIN.

The assets and liabilities of FIN shown below are based on their acquisition date fair values. The following is the Company’s assignment of the aggregate consideration:

Estimated Fair Value of Consideration Transferred
Cash	$10,000,000
Issuance of shares of common stock	108,600,000
Short term promissory notes	15,000,000

$133,600,000

Assets Acquired and Liabilities Assumed
Cash	$177,786
Accounts receivable	1,730,151
Inventory	18,045,580
Prepaids and other current assets	990,289
Furniture and equipment	1,230,774
Tradename	20,375,000
Customer relationships	47,280,000
Accounts payable and accrued expenses	(2,484,203)
Deferred tax liability	(25,441,968)
Other liabilities	(11,134,042)

Total identifiable net assets	50,769,367
Goodwill	82,830,633

Total fair value of consideration	$133,600,000

Must Have Limited (VIP)

On April 22, 2014, Company completed its acquisition of VIP.

The assets and liabilities of VIP shown below are based on preliminary estimates of their acquisition date fair values. The following is the Company’s assignment of the aggregate consideration:

Estimated Fair Value of Consideration Transferred
Cash	$20,396,767
Issuance of shares of common stock	15,525,000
Short term promissory notes	11,000,000

$46,921,767

Assets Acquired and Liabilities Assumed
Cash	$14,698,409
Accounts receivable	426,243
Inventory	2,379,159
Prepaids and other current assets	1,315,212
Furniture and equipment	249,863
Tradename	11,025,000
Customer relationships	13,865,000
Domain name/website	1,235,000
Accounts payable and accrued expenses	(4,301,751)
Deferred tax liability	(6,008,750)

Total identifiable net assets	34,883,385
Goodwill	12,038,382

Total fair value of consideration	$46,921,767

The acquisition date amounts for Vapestick, FIN, and VIP are based upon management’s estimate of the fair values using valuation techniques including income, cost and market approaches. In estimating the fair value of the acquired assets and assumed liabilities, the fair value estimates are based on, but not limited to, expected future revenue and cash flows, expected future growth rates, and estimated discount rates. The customer relationships are being amortized over an estimated useful life of 5 to 10 years. Tradenames are being amortized over an estimated useful life of 10 to 15 years. Goodwill is calculated as the excess of the fair value of the consideration transferred over the fair value of the identifiable net assets acquired and liabilities assumed, and represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including assembled workforce, as well as expected future synergies. We expect that goodwill will not be deductible for tax purposes.

The allocation of the purchase price for our acquisitions of Vapestick and VIP is considered preliminary as the Company is in the process of finalizing the purchase price allocation amounts received from its third party valuation specialist given the proximity of these acquisitions to June 30, 2014. With regard to Vapestick, the Company is completing the evaluation of opening balance sheet tax amounts. With regard to VIP, the Company is completing the evaluation of opening balance sheet identifiable intangibles and tax amounts.

The Company’s consolidated results of operations for the six months ended June 30, 2014 include the results of Vapestick, FIN and VIP since January 9, 2014, February 28, 2014 and April 22, 2014, respectively. The following table sets forth the unaudited pro forma results of operations assuming that the acquisitions occurred on January 1, 2013:

	Unaudited Pro Forma Information
	Six Months Ended
	June 30, 2014	June 30, 2013
Revenue	30,478,153	42,774,609
Income (loss) from operations	(87,741,410)	7,211,533

	Unaudited Pro Forma Information
	Three Months Ended
	June 30, 2014	June 30, 2013
Revenue	13,210,893	18,825,381
Income (loss) from operations	(28,020,419)	1,485,527